Supplement to the
Fidelity® Variable Insurance Products
Stock Selector All Cap Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2024
Prospectus

Ali Khan no longer serves as Co-Portfolio Manager of the fund.
Douglas Simmons no longer serves as Co-Portfolio Manager of the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Pranay Kirpalani (Co-Portfolio Manager) has managed the fund since 2024.
Christopher Lin (Co-Portfolio Manager) has managed the fund since 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Pranay Kirpalani is Co-Portfolio Manager of VIP Stock Selector All Cap Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2013, Mr. Kirpalani has worked as a research analyst and portfolio manager.
Christopher Lin is Co-Portfolio Manager of VIP Stock Selector All Cap Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2002, Mr. Lin has worked as a research analyst and portfolio manager.
Effective January 1, 2025, VIP Stock Selector All Cap Portfolio will be renamed VIP Stock Selector Portfolio.
Effective January 1, 2025, the fund will compare its performance to the S&P 500® Index and, as approved by shareholders, the performance adjustment index used to calculate the performance adjustment for purposes of determining the fund's management fee will change from the MSCI U.S. Investable Market 2500 Index to the S&P 500® Index.
Effective January 1, 2025, the following information replaces similar information found in the "Fund Basics" section under the "Principal Investment Strategies" heading.
The Adviser normally invests at least 80% of the fund's assets in stocks.
The Adviser allocates the fund's assets across different market sectors, using different Fidelity managers to handle investments within each sector. At present, these sectors include communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities.
The Adviser expects the fund's sector allocations will approximate the sector weightings of the S&P 500® Index. While the Adviser may overweight or underweight one or more sectors from time to time, the Adviser expects the returns of the fund to be driven primarily by the security selections of the managers of each sector.
The Adviser is not constrained by any particular investment style. At any given time, the fund may tend to buy "growth" stocks or "value" stocks, or a combination of both types. Additionally, the fund is not limited to investing in securities of a specific market capitalization and may hold securities of large, medium and/or small capitalization companies.
The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.
In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.
If the Adviser's strategies do not work as intended, the fund may not achieve its objective.
Effective January 1, 2025, the following information supplements information found in the "Appendix" section under the "Additional Index Information" heading.
S&P 500® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Priyanshu Bakshi (Co-Portfolio Manager) has managed the fund since 2024.
It is expected that Mr. Drukker will transition off the fund effective on or about December 31, 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Priyanshu Bakshi is Co-Portfolio Manager of VIP Stock Selector All Cap Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2015, Mr. Bakshi has worked as a research analyst, sector leader, and portfolio manager.
It is expected that Mr. Drukker will transition off the fund effective on or about December 31, 2024.
VSASS2-PSTK-1224-106 1.9905430.106	December 5, 2024
Supplement to the
Fidelity® Variable Insurance Products
Stock Selector All Cap Portfolio
Investor Class
April 29, 2024
Prospectus

Ali Khan no longer serves as Co-Portfolio Manager of the fund.
Douglas Simmons no longer serves as Co-Portfolio Manager of the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Pranay Kirpalani (Co-Portfolio Manager) has managed the fund since 2024.
Christopher Lin (Co-Portfolio Manager) has managed the fund since 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Pranay Kirpalani is Co-Portfolio Manager of VIP Stock Selector All Cap Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2013, Mr. Kirpalani has worked as a research analyst and portfolio manager.
Christopher Lin is Co-Portfolio Manager of VIP Stock Selector All Cap Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2002, Mr. Lin has worked as a research analyst and portfolio manager.
Effective January 1, 2025, VIP Stock Selector All Cap Portfolio will be renamed VIP Stock Selector Portfolio.
Effective January 1, 2025, the fund will compare its performance to the S&P 500® Index and, as approved by shareholders, the performance adjustment index used to calculate the performance adjustment for purposes of determining the fund's management fee will change from the MSCI U.S. Investable Market 2500 Index to the S&P 500® Index.
Effective January 1, 2025, the following information replaces similar information found in the "Fund Basics" section under the "Principal Investment Strategies" heading.
The Adviser normally invests at least 80% of the fund's assets in stocks.
The Adviser allocates the fund's assets across different market sectors, using different Fidelity managers to handle investments within each sector. At present, these sectors include communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities.
The Adviser expects the fund's sector allocations will approximate the sector weightings of the S&P 500® Index. While the Adviser may overweight or underweight one or more sectors from time to time, the Adviser expects the returns of the fund to be driven primarily by the security selections of the managers of each sector.
The Adviser is not constrained by any particular investment style. At any given time, the fund may tend to buy "growth" stocks or "value" stocks, or a combination of both types. Additionally, the fund is not limited to investing in securities of a specific market capitalization and may hold securities of large, medium and/or small capitalization companies.
The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.
In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.
If the Adviser's strategies do not work as intended, the fund may not achieve its objective.
Effective January 1, 2025, the following information supplements information found in the "Appendix" section under the "Additional Index Information" heading.
S&P 500® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Priyanshu Bakshi (Co-Portfolio Manager) has managed the fund since 2024.
It is expected that Mr. Drukker will transition off the fund effective on or about December 31, 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Priyanshu Bakshi is Co-Portfolio Manager of VIP Stock Selector All Cap Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2015, Mr. Bakshi has worked as a research analyst, sector leader, and portfolio manager.
It is expected that Mr. Drukker will transition off the fund effective on or about December 31, 2024.
VSACI-PSTK-1224-106 1.9905431.106	December 5, 2024